Unsecured Promissory Notes and Warrants (Details Narrative) - USD ($)		12 Months Ended
	Jun. 07, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2015
Number of warrants issued to purchase of shares of common stock		906		5,008,689
Exercise price per share		$ 0.45	$ 0.57
Legal fees	$ 9,000
Amortization of debt discount		$ 53,000
Interest expense		172,000	$ 42,000
Entities Controlled By Member Of Management [Member] | Lambda Investors, LLC [Member]
Due to related party		30,000
Entities Controlled By Member Of Management [Member] | Lambda Investors, LLC [Member] | Interest Expense [Member]
Due to related party		2,000
Majority Shareholder [Member]
Due to related party		300,000
Majority Shareholder [Member] | Interest Expense [Member]
Due to related party		19,000
Note Holders [Member]
Interest expense		77,000
Payment of note payable		65,000
Accrued interest expense		12,000
Note And Warrant Agreement [Member]
Gross proceeds from unsecured promissory notes and warrants	$ 1,187,000
Percentage of accrues interest rate per annaum	11.00%
Note repayable date	Jun. 07, 2019
Legal fees	$ 13,000
Proceeds from warrants	393,000
Unsecured promissory notes	$ 794,000
Amortization of debt discount		$ 53,000
Note And Warrant Agreement [Member] | Investors [Member]
Number of warrants issued to purchase of shares of common stock	2,400,000
Exercise price per share	$ 0.30
Warrants exercisable term	5 years
Warrant Agreement [Member]
Legal fees	$ 4,000